SCHEDULE OF ACCOUNTS RECEIVABLE, NET OF ALLOWANCE (Details) (Parenthetical) $ in Millions	Dec. 31, 2022 USD ($)
Accounts Receivable [Member] | Healthcare Services [Member]
Employee retention tax credit	$ 1.9